Segmented information	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segmented information

Note 4 Segmented information
The accounting policies used in our segment reporting are the same as those we describe in Note 2, Significant accounting policies. Our results are reported in three segments: Bell Wireless, Bell Wireline and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance. Accordingly, we operate and manage our segments as strategic business units organized by products and services. Segments negotiate sales with each other as if they were unrelated parties.
We measure the performance of each segment based on segment profit, which is equal to operating revenues less operating costs for the segment. We report severance, acquisition and other costs and depreciation and amortization by segment for external reporting purposes. Substantially all of our finance costs and other (expense) income are managed on a corporate basis and, accordingly, are not reflected in segment results.
Substantially all of our operations and assets are located in Canada.
On March 17, 2017, BCE acquired all of the issued and outstanding common shares of MTS. The results from the acquired MTS operations are included in our Bell Wireless and Bell Wireline segments from the date of acquisition.
Our Bell Wireless segment provides wireless voice and data communication products and services to our residential, small and medium-sized business and large enterprise customers across Canada.
Our Bell Wireline segment provides data, including Internet access and Internet protocol television, local telephone, long distance, as well as other communications services and products to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers.
Our Bell Media segment provides conventional, specialty and pay TV, digital media, radio broadcasting services and out-of-home advertising services to customers nationally across Canada.

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2017	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers		7,838	12,205	2,676	—	22,719
Inter-segment		45	210	428	(683)	—
Total operating revenues		7,883	12,415	3,104	(683)	22,719
Operating costs	5	(4,607)	(7,229)	(2,388)	683	(13,541)
Segment profit (1)		3,276	5,186	716	—	9,178
Severance, acquisition and other costs	6	(18)	(150)	(22)	—	(190)
Depreciation and amortization	13, 14	(603)	(3,102)	(145)	—	(3,850)
Finance costs
Interest expense	7					(955)
Interest on post-employment benefit obligations	22					(72)
Other expense	8					(102)
Income taxes	9					(1,039)
Net earnings						2,970
Goodwill	17	3,032	4,497	2,899	—	10,428
Indefinite-life intangible assets	14	3,891	1,692	2,645	—	8,228
Capital expenditures		731	3,174	129	—	4,034

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2016	NOTE	BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers		7,117	11,917	2,685	—	21,719
Inter-segment		42	187	396	(625)	—
Total operating revenues		7,159	12,104	3,081	(625)	21,719
Operating costs	5	(4,156)	(7,062)	(2,338)	625	(12,931)
Segment profit (1)		3,003	5,042	743	—	8,788
Severance, acquisition and other costs	6	(6)	(130)	1	—	(135)
Depreciation and amortization	13, 14	(555)	(2,816)	(137)	—	(3,508)
Finance costs
Interest expense	7					(888)
Interest on post-employment benefit obligations	22					(81)
Other income	8					21
Income taxes	9					(1,110)
Net earnings						3,087
Goodwill	17	2,304	3,831	2,823	—	8,958
Indefinite-life intangible assets	14	3,663	1,640	2,640	—	7,943
Capital expenditures		733	2,936	102	—	3,771

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Services
Wireless	7,308	6,602
Data	7,146	6,791
Local and access	3,161	3,089
Long distance	639	741
Media	2,676	2,685
Other services	213	182
Total services	21,143	20,090
Products
Wireless	530	515
Data	519	559
Equipment and other	527	555
Total products	1,576	1,629
Total operating revenues	22,719	21,719